EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2013
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
8. EARNINGS PER SHARE

Basic earnings per share ("EPS") are computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted average number of common shares and dilutive common stock equivalents (i.e., stock options, warrants) outstanding during the period.

For the six months ending June 30, 2013 and for the six months ending June 30, 2012, the Company had a net loss. Thus any effect of common stock equivalents outstanding would be antidilutive.